Keyuan Petrochemicals, Inc. (Parent Company) (Details 2) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income	$ 1,062,348	$ (1,822,539)	$ 2,907,340	$ 3,391,604	$ (7,141,296)	$ 37,120,423
Adjustments to reconcile net income to net cash (Used in) provided by operating activities:
Share-based compensation expense			819,496	1,285,185	2,063,394	1,515,907
Liquidated damages					2,493,326
Other current assets			(16,565,560)	(23,036,081)	(18,500,179)	2,086,940
Decrease in trade payables			(18,462,125)	44,000,832	4,198,683	58,179,877
Net cash (used in) provided by operating activities			(106,934,901)	34,701,657	1,731,351	2,419,080
Cash flows from investing activities:
Net cash used in investing activities			(21,295,703)	(11,563,733)	(42,313,337)	(18,496,035)
Cash flows from financing activities:
Dividend paid				(1,396,964)	(2,585,647)	(902,886)
Repurchase of common stock						(400,000)
Additional paid in capital				7,332	7,332	220,000
Proceeds from Series A Private Placement, net						23,312,091
Proceeds from Series B Private Placement, net						18,949,232
Net cash provided by financing activities			131,548,092	(46,969,550)	16,934,305	30,651,853
Net increase (decrease) in cash			2,554,152	(23,553,231)	(22,011,224)	15,305,586
Cash at beginning of year			7,325,017	29,336,241	29,336,241	14,030,655
Cash at end of year	9,879,169	5,783,010	9,879,169	5,783,010	7,325,017	29,336,241
Parent Company [Member]
Cash flows from operating activities:
Net income					(9,761,823,000)	(2,108,853,000)
Adjustments to reconcile net income to net cash (Used in) provided by operating activities:
Share-based compensation expense						1,515,907,000
Stock option expense					2,063,394,000
Liquidated damages					2,493,326,000
Other current assets					(392,200,000)	(570,000)
Decrease in trade payables
Increase in accounts payable, accrued expenses and other payables					617,821,000	42,158,000
Net cash (used in) provided by operating activities					(4,979,482,000)	(551,358,000)
Cash flows from investing activities:
Investment in subsidiaries						(41,774,338,000)
Net cash used in investing activities						(41,774,338,000)
Cash flows from financing activities:
Advance from inter-group company					7,170,146,000	1,760,000,000
Dividend paid					(2,585,647,000)	(902,886,000)
Repurchase of common stock						(400,000,000)
Additional paid in capital					7,332,000
Proceeds from Series A Private Placement, net						23,312,091,000
Proceeds from Series B Private Placement, net						18,949,232,000
Net cash provided by financing activities					4,591,831,000	42,718,437,000
Net increase (decrease) in cash					(387,651,000)	392,741,000
Cash at beginning of year				392,741,000	392,741,000
Cash at end of year					$ 5,090,000	$ 392,741,000